Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-based compensation expense	The stock-based compensation expense related to employees and non-employee directors recognized for the following instruments and transactions are as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Service-based restricted stock units	$37	$29	$8
Service-based vesting stock options(1)	8	13	28
Service, performance and market-based vesting restricted stock units(2)(3)	1	5	—
Service, performance and market-based vesting stock options(2)	2	13	1
WeWork Partnerships Profits Interest Units	—	102	1
2021 Tender Offer	—	48	—
2020 Tender Offer	—	—	9
2020 Option Repricing	1	1	1
PacificCo LTEIP exit event	—	—	11
Other	—	3	4
Total	$49	$214	$63

(1)Includes $1 million of stock-based compensation expense recognized during the year ended December 31, 2022 for service-based option awards granted by the LatamCo subsidiary under the 2022 LatamCo 2022 ESOP (as discussed and defined below).
(2)Includes a reversal of stock-based compensation expense previously recorded of $5 million and $3 million for unvested options and unvested RSUs, respectively, that were forfeited during the year ended December 31, 2022. No reversal of stock-based compensation expense previously recorded for unvested options and RSUs forfeited was recorded during the years ended December 31, 2021 and 2020.
(3)Includes a $1 million reversal of stock-based compensation expense previously recorded due to fair value adjustments resulting from the reassessment of performance vesting conditions during the year ended December 31, 2022.
The stock-based compensation expense related to employees and non-employee directors are reported in the following financial statement line items:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Location operating expenses	$6	$15	$9
Selling, general and administrative expenses	43	95	42
Restructuring and other related (gains) costs	—	104	12
Total stock-based compensation expense	$49	$214	$63

The stock-based compensation expense related to non-employee contractors for services rendered are reported in Selling, general and administrative expenses and include the following instruments and transactions:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Service-based vesting stock options(1)	$—	$(2)	$2
ChinaCo ordinary share subscription rights	—	—	6
Total	$—	$(2)	$8

(1)The $2 million recovery recognized during the year ended December 31, 2021 was related to expense previously taken for unvested options that were forfeited. For the years ended December 31, 2022, 2021 and 2020, there were none, $0.1 million and $0.4 million, respectively, of expenses relating to stock options awarded to non-employees relating to goods received and services provided. These expenses were capitalized and recorded as a component of Property and equipment, net on the Consolidated Balance Sheets.

Restricted stock and RSU activity	The following table summarizes the Company's restricted stock and RSU activity for the year ended December 31, 2022:

		Weighted Average
	Shares	Grant Date Value
Unvested, December 31, 2021	12,230,623	7.36
Granted	10,712,311	6.43
Vested	(3,733,105)	5.73
Forfeited/canceled	(5,528,070)	8.93
Unvested, December 31, 2022	13,681,759	$6.10

Breakdown of unvested balance of RSUs	Below is a breakdown of the Company's unvested RSU balance as of December 31, 2022:

December 31,
2022
Service-based grants(1)	10,632,046
Executive Service and Performance-based grants	1,708,716
Executive Service, Performance and Market-based grants(1)	1,340,997
Total	13,681,759

(1)For awards in which the liquidity-based performance vesting condition was deemed satisfied upon the closing of the Business Combination in 2021, the Company recognized the compensation cost on a straight-line basis over the requisite service period, with a cumulative catch-up upon the closing of the Business Combination for service already provided.

WeWork Partnerships Profits Interest Units activity
The following table summarizes the WeWork Partnerships Profits Interest Units activity during the year ended December 31, 2022:

	Number of	Weighted-	Weighted-	Aggregate
	WeWork	Average	Average	Intrinsic
	Partnerships	Distribution	Preference	Value
	Profits Interest Units	Threshold	Amount	(In millions)
Outstanding, December 31, 2021	42,057	$59.65	$13.22	$—
Granted	—	$—	$—	—
Exchanged/redeemed	—	$—	$—	—
Forfeited/canceled	—	$—	$—	—
Outstanding, December 31, 2022	42,057	$59.65	$13.22	$—
Exercisable, December 31, 2022	42,057	$59.65	$13.22	$—
Vested and expected to vest, December 31, 2022	42,057	$59.65	$13.22	$—

Stock option activity
The following table summarizes the stock option activity during the year ended December 31, 2022:

			Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Shares	Price	Life in Years	(In millions)
Outstanding, December 31, 2021	11,585,025	$7.15	6.4	$49
Granted	43,755	$6.06
Exercised	(1,909,903)	$2.50
Forfeited/canceled	(3,242,350)	$10.99
Expired	(108,024)	$8.60
Outstanding, December 31, 2022	6,368,503	$6.54	5.9	$—
Excercisable, December 31, 2022	4,661,547	$7.74	5.5	$—
Vested and expected to vest, December 31, 2022	6,350,686	$6.54	5.9	$—
Vested and exercisable, December 31, 2022	4,661,547	$7.74	5.5	$—

The following table summarizes the activity of these option grants during the year ended December 31, 2022:

Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Shares	Price	Life in Years	(In millions)
Outstanding December 31, 2021	7,652,585	$2.54	8.4	—
Granted	—	$—
Exercised	—	$—
Forfeited/canceled	(2,478,572)	$2.54
Outstanding, December 31, 2022	5,174,013	$2.54	7.3	$—
Exercisable, December 31, 2022	—	$—		$—
Vested and expected to vest, December 31, 2022	—	$—		$—
Vested and exercisable, December 31, 2022	—	$—		$—

The following table summarizes the stock option activity during the year ended December 31, 2022:

			Weighted-
		Weighted-	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Life in Years
Outstanding December 31, 2021	—	$—	0.0
Granted	472,565	$18.00
Exercised	—	$—
Forfeited/canceled	(22,500)	$18.00
Outstanding, December 31, 2022	450,065	$18.00	9.7
Exercisable, December 31, 2022	119,974	$18.00	9.7
Vested and expected to vest, December 31, 2022	450,065	$18.00	9.7
Vested and exercisable, December 31, 2022	119,974	$18.00	9.7

Assumptions used to value stock options	The assumptions used to value stock options issued during the years ended December 31, 2022 and 2020, were as follows (these assumptions exclude the options exchange in the 2020 Option Repricing):

	December 31,
	2022	2020
Fair value of common stock	$ 6.26	$ 2.51 - 2.54
Weighted average expected term (years)	4.23	6.22
Weighted average expected volatility	50.0%	51.0%
Risk-free interest rate	1.52%	0.30% - 1.02%
Dividend yield	—	—